Borrowings - Schedule of borrowings repayment schedule (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 47,539	£ 47,072	£ 42,985
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	4,662	4,859
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Borrowings	3,283	2,706
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,458	3,134
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Borrowings	4,281	2,948
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,261	4,375
More than 5 years | By instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	337	736
More than 5 years | Other than by instalments
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 30,257	£ 28,314